Income Taxes - Narrative (Details)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of change in effective tax rate due to use of IID	3.75%	4.40%
Belgium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		29.58%	29.58%	34.00%